Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 531,916	$ 947,230
Amounts receivable	92,161	76,841
Inventories	316,799	221,220
Other current assets	49,784	25,802
Total current assets	990,660	1,271,093
Property, plant and equipment	1,272,792	1,272,091
Deferred income tax assets	61,900	101,300
Other non-current assets	10,557	32,084
Total non-current assets	1,345,249	1,405,475
Total assets	2,335,909	2,676,568
Current liabilities
Accounts payable and accrued liabilities	199,433	186,820
Income tax payable	1,890	25,253
Other current liabilities	73,529	15,281
Total current liabilities	274,852	227,354
Deferred income tax liabilities	8,719	54,861
Provision for reclamation	227,867	331,312
Other non-current liabilities	14,180	19,425
Total non-current liabilities	250,766	405,598
Shareholders' equity
Share capital	886,479	984,095
Contributed surplus	29,564	30,809
Accumulated other comprehensive (loss) income	(3,323)	6,829
Retained earnings	897,571	1,021,883
Total equity	1,810,291	2,043,616
Total liabilities and shareholders' equity	2,335,909	2,676,568
Commitments and contingencies